FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 07, 2019	Sep. 09, 2017	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Nov. 30, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment		$ 142.3	$ 0.0	$ 142.3
Asset impairment charges, excluding goodwill impairment			36.3	100.9	$ 46.6
Impairment loss	$ 38.6
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount			9,801.2	10,603.4		$ 8,419.5
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount			$ 10,086.3	$ 11,340.5		$ 8,188.0